WARRANTS (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jun. 12, 2023	Dec. 20, 2022	Oct. 20, 2022	Oct. 19, 2022	Sep. 26, 2022	Sep. 08, 2022	Aug. 16, 2022	Jul. 21, 2022	Mar. 23, 2022	Mar. 18, 2022	Feb. 08, 2022	Feb. 02, 2022	Jan. 31, 2022	Jan. 24, 2022	Jan. 04, 2022
Gross proceeds from issuances represent more than total equity proceeds	60.00%	60.00%
Exercise price of the warrants equal to higher of the Market Value	115.00%	115.00%
Price Per Warrant	$ 0.01	$ 0.01
Issuance price per share	9.20	9.20
Redemption trigger price	$ 18	$ 18
Redemption trigger price equal to higher of the Market Value	180.00%	180.00%
Class A Common Stock [Member]
Description of warrants		the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders
Issuance Price Per Share	$ 9.20	$ 9.20	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9